Income tax - Reconciliations of the income tax expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax
Loss before income tax	¥ (139,053)	¥ (267,030)	¥ (304,705)
Reconciliations of the income tax expenses (in amount)
PRC Statutory income tax rate	(34,763)	(66,758)	(76,176)
Change in valuation allowance		31,231	48,774
Preferential tax rate difference	1,069	2,038	3,427
Effect of different tax rate of different jurisdictions		5,179	(1,930)
Super Deduction for research and development expenses	(1,960)	(1,764)	(2,285)
Non-deductible expenses and non-taxable income		31,087	28,385
Share-based compensation expenses	13,454
Others	2,743
Total income tax expense	¥ 689	¥ 1,013	¥ 195
Reconciliations of the income tax expenses (in percent)
PRC Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate difference	(0.80%)
Super Deduction for research and development expenses	1.40%
Share-based compensation expenses	(9.70%)
Others	(2.00%)
Total income tax expense	(0.50%)
PRC
Reconciliations of the income tax expenses (in amount)
Change in valuation allowance	¥ 7,819
Reconciliations of the income tax expenses (in percent)
Change in valuation allowance	(5.60%)
UNITED STATES
Reconciliations of the income tax expenses (in amount)
Change in valuation allowance	¥ 11,172
Others	¥ 1,701
Reconciliations of the income tax expenses (in percent)
Change in valuation allowance	(8.00%)
Others	(1.20%)
Other tax jurisdictions
Reconciliations of the income tax expenses (in amount)
Others	¥ (546)
Reconciliations of the income tax expenses (in percent)
Others	0.40%